Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Opening balance	€ (888)	€ (816)
Net addition with impact on income statement	(225)	(332)
Losses on trade receivables	141	271
Changes in the scope of consolidation		(1)
Translation adjustment	6	(5)
Reclassifications and other items	0	(5)
Closing balance	€ (966)	€ (888)